Share-based compensation - Stock appreciation rights - Cost related to non-vested awards (Details) - Stock appreciation rights	Dec. 31, 2020 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2021	$ 746,667
2022	435,556
2023	62,222
Total	$ 1,244,445